Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 30, 2012
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Henderson All Asset Fund's (the "Fund") investment objective is to provide total return by investing in a broad range of asset classes.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled "Sales Charge Reductions - Class A
Shares" and "Sales Charge Waivers - Class A Shares" on pages 17-18 of the Fund's
Prospectus and the section entitled "Purchases, Exchanges and Redemption
		Information" on page 44 of the Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio), except that the Funds generally do not pay transaction costs for shares of open-end mutual funds. An underlying fund may also pay transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available. In light of the Fund's investment strategies, the Fund may
		experience a high annual turnover (100% or more).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount on your purchase of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts since the Fund has not yet commenced operations.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated based on the most recent publicly available financial statements for a model portfolio of investment company holdings. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.
Operating Expense, Closing	ck0001141306_ExpenseClosingTextBlock	In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata share of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the underlying funds. Because the Fund invests in other investment companies, as a shareholder you will pay a higher expense ratio than
		if you had purchased shares of an underlying fund directly.
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will invest in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, commodities, currencies, private equity and absolute return strategies).
A flexible asset allocation approach will be utilized to invest across asset classes within a risk controlled framework.

Asset allocation decisions will be driven by a process consisting of three key elements: asset selection, diversified portfolio construction and efficient implementation. Risk management is an integral part of decision making and is considered at all stages of the investment process. The Fund will vary its exposure to different asset classes and strategies over time in response to changing market and economic conditions. The level of exposure to various asset classes will be based on the adviser's assessment of the asset's potential return, associated volatility and correlation with other assets.

The Fund may seek exposure to the asset classes described above by investing in other investment companies or investment pools, by investing directly in securities and other investments or through the use of derivatives. Such investment companies and investment pools might include, for example, other open-end or closed-end investment companies (including investment companies that concentrate their investments in one or more industries or economic or market sectors), exchange-traded funds ("ETFs", which are open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and unit investment trusts, and domestic or foreign private investment pools (including investment companies not registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), such as "hedge funds") or indexes of investment pools. The Fund's adviser or subadviser may itself manage the Fund's assets allocated to a particular asset class, either directly or through a mutual fund or other pooled vehicle managed by it, or it may invest the Fund's assets in other investment companies or private investment pools providing access to specialist management outside of the Henderson organization. The amount and type of the Fund's investment in a particular asset class, and the amount invested in certain investment companies or investment pools, is limited by law and by tax considerations. The Fund may invest across the maturity range of fixed income securities and expects to invest in investment-grade fixed income securities.

The Fund's investment exposure either through direct investment or through the underlying funds primarily includes the following types of securities and other financial instruments.

·  Equity securities of US and non-US companies, including emerging markets.
   Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, and equity interests in trusts, partnerships, and limited liability companies.

·  Fixed Income securities of various types including US government debt securities, US investment grade corporate debt, high yield debt securities or
   "junk bonds", mortgage-related and other asset-backed securities, foreign investment grade debt (including developed market government bonds), emerging market debt, international high yield debt, convertible securities, senior loans and cash equivalents.

·  Derivatives. The Fund may engage in exchange-traded or over-the-counter derivative transactions to enhance total return, to gain or limit exposure to equity or credit markets, interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities, currencies or certain asset classes. The Fund expects to use derivatives principally when seeking to gain or limit exposure to equity markets by using futures contracts on securities indices or by purchasing exchange-traded call or put options on equity indices futures contracts, to gain or limit currency exposure using forward foreign currency contracts, to obtain net long or net negative (short)
   exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements. However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund's use of derivatives.

The Fund may invest up to 25% of its total assets in commodity-related investments. The Fund may invest, without limitation, in securities denominated in foreign currencies and in US dollar-denominated securities of foreign issuers.

The Fund is classified as a non-diversified mutual fund. This means that the
Fund may invest a relatively high percentage of its assets in a small number of issuers.

The Trust has obtained an exemptive order that allows the Fund to invest in affiliated and unaffiliated investment companies in excess of the limits under the 1940 Act, subject to the conditions of the order. The Fund may invest without limitation in any affiliated Henderson Global Funds ("Underlying
Henderson Funds"). In addition to investing in the Underlying Henderson Funds, at the discretion of Henderson and without shareholder approval, the Fund may
		invest in additional Henderson Global Funds created in the future.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Funds may invest to a significant degree in other investment companies, the Fund's risks are directly related to the risks of the underlying funds in which it invests. The principal risks that could adversely affect the total return on your investment include:

·  Investment Company and Pooled Vehicles Risk. The Fund may invest in other investment companies or pooled vehicles, including open-end funds, closed-end funds, trusts, and ETFs, that are advised by the Fund's adviser or sub-adviser or its affiliates or by unaffiliated parties, to the extent permitted by applicable law. When investing in a closed-end investment company, the
   Fund may pay a premium above such investment company's net asset value per share and when the shares are sold, the price received by the Fund may be at a discount to net asset value. As a shareholder in an investment company, the
   Fund, and indirectly that Fund's shareholders, would bear its ratable share of the investment company's expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. Where an investment company or pooled investment vehicle offers multiple classes of shares or interests, the Fund will seek to invest in the class with the lowest expenses to the Fund, although there is no guarantee that it will be able to do so. ETFs issue redeemable securities, but because these securities may only be redeemed in kind in significant amounts investors generally buy and sell shares in transactions on securities exchanges. Investments in other investment companies may be subject to investment limitations, such as redemption fees.

·  Allocation Risk. The Fund's investment performance may depend, at least in part, on how its assets are allocated and reallocated among the underlying funds and other investments in which it invests. You could lose money on your investment in the Fund as a result of these allocation decisions. Although the
   Fund will attempt to invest in a number of different underlying funds and other investments, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be particularly sensitive to the risks associated with that fund and any investments in which that fund concentrates.

·  Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.

·  Market and Equity Securities Risk. The risk that the stock price of one or more of the companies in the portfolio of the Fund or an underlying fund will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. To the extent that the Fund's portfolio consists of equity securities or underlying funds that invest in equity securities, it is expected that the NAV of the Fund and underlying funds will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities. It is possible that the Fund's adviser or sub-adviser will focus on an underlying fund that performs poorly or underperforms other underlying funds under various market conditions. The
   Fund's adviser and sub-adviser attempt to identify allocations that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund or an underlying fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

·  Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.
   These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the manager's ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged"
   and therefore may magnify or otherwise increase investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the manager's potential inability to terminate or sell derivatives positions. A liquid secondary market many not always exist for a
   Fund's derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) will not be liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives may also involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

·  Geographic Focus Risk. To the extent the Fund or underlying funds invest a substantial amount of their assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund or underlying funds than they would on a more geographically diversified fund, which may result in greater losses and volatility.

·  Convertible Securities Risk. The Fund or underlying funds may invest securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

·  Warrants Risk. The Fund or underlying funds may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock. These instruments have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock.

·  Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline.
   Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund or an underlying fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the income of the
   Fund or an underlying fund.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities. This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. (This is known as extension risk.);

·  Credit/Default Risk. The risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default;

·  High Yield Securities Risk. High yield securities (sometimes referred to as
   "junk bonds") are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments.
   The market values for high yield securities tend to be volatile, and these securities are less liquid than investment grade securities. For these reasons, investments in high yield securities are subject to the following specific risks: increased price sensitivity to changing interest rates and to a deteriorating economic environment; greater risk of loss due to default or declining credit quality; greater likelihood that adverse company specific events will render the issuer unable to make interest and/or principal payments when due; and if a negative perception of the high yield market develops, greater risks that the price and liquidity of high yield securities may be depressed.

·  Inflation/Deflation Risk. Inflation risk is the risk that the assets of the
   Fund or underlying funds or income from the investments of the Fund or underlying funds may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio of the
   Fund or an underlying Fund could decline. Deflation risk is the risk that prices throughout the economy may decline over time - the opposite of inflation. Deflation may have an adverse effect on the credit-worthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the portfolio of the Fund or an underlying fund.

·  Liquidity Risk. Liquidity of individual debt securities varies considerably.
   Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund or an underlying fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. High yield debt securities tend to be less liquid than higher-rated securities.

·  Leverage Risk. The Fund or an underlying fund may borrow money to the extent permissible under the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed. This leverage creates risks not associated with unleveraged funds having a similar investment objective and may adversely affect the return to shareholders of the Fund or an underlying fund, including: the likelihood of greater volatility of net asset value;
   fluctuations in the interest rates on borrowings and short-term debt;
   increased operating costs, which may reduce the total return of the Fund or an underlying fund; and the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowings remain fixed.

·  Over-the-Counter Risk. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund or an underlying fund pays as part of the purchase price.

·  Real Estate Risk. The Fund or an underlying fund may invest in REITs or similar foreign instruments, which subject it to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund, and indirectly the Fund's shareholders, would bear its ratable share of the REIT's expenses and would at the same time continue to pay its own fees and expenses.

·  Mortgage-related and Other Asset-backed Securities Risks: Mortgage-backed securities and asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments.
   Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund or an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund or an underlying fund because the Fund or an underlying fund may have to reinvest that money at the lower prevailing interest rates. Investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

·  Commodity Risk. Investments in commodity-linked derivative instruments may subject the Fund or an underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types.
   As a result, if the Fund's income from investments in commodities-linked derivatives were determined not to constitute qualifying income in an amount that, combined with any other non-qualifying income, exceeded the 10%
   threshold, and if the Fund could not or did not cure the failure, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Code.

·  Infrastructure Investment Risk. Infrastructure-related investments expose the
   Fund or an underlying fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.
   Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational, or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

·  Private Placements and Restricted Securities Risk. The Fund or any underlying fund may invest in securities that are purchased in private placements.
   Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund or an underlying fund could find it more difficult to sell such securities when the
   Fund's adviser or sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of the
   Fund or an underlying fund. The sale of such investments may also be restricted under securities laws.

·  Repurchase Agreements Risk. The Fund or an underlying fund may enter into repurchase agreements. Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase.
   Investment return on such assets will depend on the counterparties'
   willingness and ability to perform their obligations under the repurchase agreements. If the seller of a repurchase agreement defaults, the
   Fund or any underlying fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

·  Frequent Trading Risk. The Fund's portfolio turnover rate may be 100% or more.
   The risk that frequent buying and selling of investments involve higher trading costs and other expenses may affect the Fund's performance over time.
   High rates of portfolio turnover may result in the realization of short term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

·  Non-Diversification Risk. The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting
		one or more of those issuers than is a diversified fund.
Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting one or more of those issuers than is a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the
		Fund's performance to its benchmark index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	733
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,066
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	749
Henderson All Asset Fund (Prospectus Summary) | Henderson All Asset Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443

[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	Other Expenses are based on estimated amounts since the Fund has not yet commenced operations.
[3]	Acquired Fund Fees and Expenses are estimated based on the most recent publicly available financial statements for a model portfolio of investment company holdings. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.
[4]	With respect to investments in affiliate Underlying Funds, the Fund's adviser has contractually agreed to reduce or waive the Fund's management fee to limit the combined management fees paid to the adviser for those assets to the greater of 1.00% or the affiliate Underlying Fund's management fee. In addition, the Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses (excluding Acquired Fund Fees and Expenses) in order to limit total annual ordinary operating expenses, less distribution and service fees, to 0.60% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement will remain in effect through July 31, 2015.
[5]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.